Operating leases	12 Months Ended
Dec. 31, 2017
Disclosure of leases [Abstract]
Operating leases
Operating leases

Non-cancellable operating lease rentals are payable as follows:

	As of December 31,
(In $ million)	2017	2016
Less than one year	110	103
Between 1 and 5 years	244	239
More than 5 years	63	76
Total	417	418

During the year ended December 31, 2017, $133 million of operating lease expense was recognized in continuing operations in the statement of comprehensive income as a component of profit or loss (2016: $114 million; 2015: $124 million).